Redeemable non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2023
Redeemable non-controlling interest
Schedule of redeemable noncontrolling interest activity

	For the year ended
	December 31,
	2022	2023
	RMB	RMB
Balance as of January 1	1,421,680	1,438,082
Net income attributable to redeemable non-controlling interest	43,759	45,969
Settlement of derivative liabilities with shares	—	100,807
Impact from deconsolidation of a subsidiary due to loss of control	(27,357)	—
Balance as of December 31	1,438,082	1,584,858